THE ALGER FUND

SUPPLEMENT DATED APRIL 28, 2000 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 25, 2000

       The following supplements, and should be read in conjunction with, the disclosure found in the Statement of Additional Information of the above mutual fund (the "Fund"):

       The third sentence of the first paragraph of the section "Trustees and Officers of the Fund" is hereby amended, and a new sentence is added to read as follows:

       "Each of the officers of the Fund is also an officer of Castle Convertible Fund, Inc., a registered closed-end investment company, and of The Alger American Fund, The Alger Retirement Fund and Spectra Fund, registered open-end management investment companies, for all of which Alger Management serves as investment adviser. Each of the Trustees of the Fund is also a director or trustee, as the case may be, of certain of these funds as indicated in the Trustees' biographies."

       The section "Trustees and Officers of the Fund" is hereby amended to read as follows:

         NAME, AGE, POSITION WITH
         THE FUND AND ADDRESS                     PRINCIPAL OCCUPATIONS

Fred M. Alger III (65)                  Chairman of the Boards of Alger
Chairman of the Board                   Associates, Inc. ("Associates"), Alger
                                        Inc., Alger Management, Alger
                                        Properties, Inc. ("Properties"), Alger
                                        Shareholder Services, Inc. ("Services"),
                                        Alger Life Insurance Agency, Inc.
                                        ("Agency"), The Alger American Fund
                                        ("American"), The Alger Retirement Fund
                                        ("Retirement"), Castle Convertible Fund,
                                        Inc. ("Castle"), Spectra Fund
                                        ("Spectra"), Fred Alger International
                                        Advisory S.A. ("International"), The
                                        Alger American Asset Growth Fund ("Asset
                                        Growth") and Analysts Resources, Inc.
                                        ("ARI").

David D. Alger (56)                     President and Director of Associates,
President and Trustee                   Alger Management, Alger Inc.,
                                        Properties, Services, Agency,
                                        International, ARI and Castle; President and Trustee of American, Retirement,
                                        Spectra; Director of Asset Growth.

Gregory S. Duch (49)                    Executive Vice President, Treasurer and
Treasurer                               Director of Alger Management, Properties
                                        and Associates; Executive Vice President
                                        and Treasurer of Alger, Inc., ARI,
                                        Services and Agency; Treasurer and
                                        Director of International; Treasurer of
                                        American, Retirement, Castle and
                                        Spectra.
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Mary E.  Marsden-Cochran  (47)          Vice President, General Counsel and
Secretary                               Secretary, Associates, Alger Management,
                                        Alger Inc., Properties, ARI, Services
                                        and Agency; Secretary of American,
                                        Retirement, Castle and Spectra
                                        (2/96-present); Secretary of
                                        International (7/97-present); formerly
                                        Associate General Counsel and Vice
                                        President, Smith Barney, Inc.

Frederick A. Blum (46)                  Senior Vice President, Alger Inc.;
Assistant Secretary and                 Assistant Treasurer and Assistant
Assistant Treasurer                     Secretary of American, Retirement,
                                        Castle and Spectra.

Charles F. Baird, Jr. (46)              Managing Partner of North Castle
Trustee                                 Partners, a private equity securities
60 Arch Street                          group, since 1997; Trustee of Retirement
Greenwich, CT 06830                     and Spectra. Formerly Managing Director
                                        of AEA Investors, Inc.

Roger P. Cheever (54)                   Associate Dean of Development, Harvard
Trustee                                 University, since 1997. Trustee of
124 Mount Auburn Street                 Retirement and Spectra. Formerly Deputy
Cambridge, MA 02138-5762                Director of the Harvard University Fund.

Lester L. Colbert, Jr. (66)             Private investor since 1988; Director of
Trustee                                 Castle; Trustee of Retirement
551 Fifth Avenue                        and Spectra. Formerly Chairman of the
Suite 3800                              Board and Chief Executive Officer of
New York, NY 10176                      Xidex Corporation.

Stephen E. O'Neil  (67)                 Attorney; Private investor since 1981;
Trustee                                 Director of NovaCare, Inc., Brown-Forman
460  Park  Avenue                       Corporation  and Castle;  Trustee of
New  York, NY 10022                     American, Retirement and Spectra.
                                        Formerly President and Vice Chairman of
                                        City Investing Company and Director of
                                        Centerre Bancorporation and Syntro
                                        Corporation.

Nathan E. Saint-Amand,  M.D. (62)       Medical doctor in private practice;
Trustee                                 Director of Castle; Trustee of American,
2 East 88th Street                      Retirement and Spectra.
New York, NY 10128

B.Joseph White (53)                     Dean, University of Michigan Business
Trustee                                 School; President, William Davidson
701 Tappen Street                       Institute at the University of Michigan
Ann  Arbor, MI 48109                    Business School; professor of Business
                                        Administration, University of Michigan
                                        Business School; Director, Gordon Food
                                        Service and Castle; Trustee and Chair,
                                        Audit Committee, Equity Residential
                                        Properties Trust; Director and Chair,
                                        Compensation Committee, Kelly Services,
                                        Inc.; Trustee of American, Retirement
                                        and Spectra.